Long-term debt – mortgages (Tables)	12 Months Ended
Jul. 31, 2022
Long-term Debt [Abstract]
Schedule of long-term debt
			Years Ended July 31,
	Current
	Annual	Final
	Interest	Payment
	Rate	Date	2022	2021
Mortgage:
Bond St. land and building, Brooklyn, NY (1)	4.375%	12/1/2024	$2,759,236	$3,817,450
Fishkill land and building (2)	3.980%	4/1/2025	3,691,796	3,832,182
Deferred financing costs			(92,743)	(130,855)
Total			$6,358,289	$7,518,777
(1)

In November 2019, the Company refinanced the remaining balance of a $6,000,000, 3.54% interest rate loan with another bank for $5,255,920 plus an additional $144,080 for a total of $5,400,000. The interest rate on the new loan is fixed at 4.375%. The loan is self-liquidating over a period of five years and secured by the Nine Bond Street land and building in Brooklyn, New York.

(2)

In March 2020, the Company obtained a loan with a bank in the amount of $4,000,000 to finance renovations and brokerage commissions relating to space leased to a community college at the Fishkill, New York building. The loan is secured by the Fishkill, New York land and building; amortized over a 20-year period with an interest rate of 3.98% and is due in five years.

Schedule of long-term mortgages outstanding
Year Ended July 31:	Amount
2023	$1,252,197
2024	1,308,071
2025	3,890,764
Subtotal	6,451,032
Deferred financing costs	(92,743)
Total	$6,358,289